united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

           Two Roads Shared Trust

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

           The Corporation Trust Company

           1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

Item 1. Reports to Stockholders.

Hypatia Women CEO ETF
WCEO

Semi-Annual Report
January 31, 2023

1-888-338-3166
www.hypatiacapital.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Hypatia Women CEO ETF
Portfolio Review (Unaudited)
January 31, 2023

The Fund’s performance figures* for the period ended January 31, 2023, compared to its benchmark:

Since Inception (a)
Hypatia Women CEO ETF - NAV	6.89%
Hypatia Women CEO ETF - Market Price	6.77%
FT Wilshire US Small Cap Index SM (b)	7.62%
Hypatia Women CEO Index (c)	6.73%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 0.85% for Fund shares per the December 28, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-388-3166.

(a)	The inception date of the fund is January 6, 2023. The Fund commenced operations on January 9, 2023.

(b)	The FT Wilshire US Small Cap IndexSM is a float-adjusted, market capitalization weighted index of the issues ranked between the 85th and 98th percentile by market capitalization of the FT Wilshire 5000 IndexSM. Investors cannot invest directly in an index.

(c)	The Hypatia Women CEO Index measures the performance of publicly traded securities that have female Chief Executive Officers. Investors cannot invest directly in an index.

Portfolio Composition as of January 31, 2023
Holdings by Industry/Asset Class	% of Net Assets
Common Stocks	99.8%
Other Assets in Excess of Liabilities - Net	0.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 4.1%
200	Aerojet Rocketdyne Holdings, Inc.(a)	$11,184
47	General Dynamics Corporation	10,954
156	National Presto Industries, Inc.	11,951
24	Northrop Grumman Corporation	10,753
		44,842
	APPAREL & TEXTILE PRODUCTS - 1.2%
623	Figs, Inc.(a)	5,576
153	Tapestry, Inc.	6,972
		12,548
	ASSET MANAGEMENT - 2.4%
68	Diamond Hill Investment Group, Inc.	12,813
420	Franklin Resources, Inc.	13,104
		25,917
	AUTOMOTIVE - 0.7%
184	General Motors Company	7,235

	BANKING - 5.8%
537	Amalgamated Financial Corporation	12,324
246	Citigroup, Inc.	12,846
272	Eagle Bancorp, Inc.	12,917
514	Hanmi Financial Corporation	11,971
1,123	Luther Burbank Corporation	13,184
		63,242
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.0%
22	Alnylam Pharmaceuticals, Inc.(a)	4,981
104	Blueprint Medicines Corporation(a)	4,861
96	Halozyme Therapeutics, Inc.(a)	4,970
102	Intra-Cellular Therapies, Inc.(a)	4,888
1,640	Lyell Immunopharma, Inc.(a)	5,363
752	Mersana Therapeutics, Inc.(a)	4,948
699	Tango Therapeutics, Inc.(a)	4,613
174	Twist Bioscience Corporation(a)	4,992
19	United Therapeutics Corporation(a)	5,000
16	Vertex Pharmaceuticals, Inc.(a)	5,170

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.0% (Continued)
30	Zoetis, Inc.	$4,965
		54,751
	CABLE & SATELLITE - 0.9%
4	Cable One, Inc.	3,160
569	Sirius XM Holdings, Inc.	3,295
296	WideOpenWest, Inc.(a)	3,401
		9,856
	CHEMICALS – 2.9%
183	AdvanSix, Inc.	7,913
64	Celanese Corporation	7,885
114	HB Fuller Company	7,877
301	Mativ, Inc.	8,296
		31,971
	COMMERCIAL SUPPORT SERVICES - 2.2%
52	AMN Healthcare Services, Inc.(a)	4,984
236	Schnitzer Steel Industries, Inc., Class A	7,986
213	Stericycle, Inc.(a)	11,462
		24,432
	CONSTRUCTION MATERIALS - 0.7%
243	Summit Materials, Inc., Class A(a)	7,985

	ELECTRIC UTILITIES - 2.9%
101	ALLETE, Inc.	6,248
68	American Electric Power Company, Inc.	6,389
63	Duke Energy Corporation	6,454
129	PNM Resources, Inc.	6,383
132	Portland General Electric Company	6,281
		31,755
	ELECTRICAL EQUIPMENT - 1.1%
290	nVent Electric PLC	11,528

	ENGINEERING & CONSTRUCTION - 1.0%
110	Exponent, Inc.	11,279

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	FOOD - 1.4%
272	Hain Celestial Group, Inc. (The)(a)	$5,581
22	Hershey Company (The)	4,941
116	Tootsie Roll Industries, Inc.	5,189
		15,711
	GAS & WATER UTILITIES - 0.6%
90	Spire, Inc.	6,500

	HEALTH CARE FACILITIES & SERVICES - 3.3%
2,050	23andMe Holding Company(a)	5,125
1,799	Brookdale Senior Living, Inc.(a)	5,181
66	Centene Corporation(a)	5,032
58	CVS Health Corporation	5,117
10	Elevance Health, Inc.	5,000
342	Enhabit, Inc.(a)	5,253
284	SI-BONE, Inc.(a)	4,837
		35,545
	HEALTH CARE REIT - 1.7%
252	LTC Properties, Inc.	9,614
182	Ventas, Inc.	9,429
		19,043
	HOME & OFFICE PRODUCTS - 2.2%
495	MillerKnoll, Inc.	11,821
1,538	Steelcase, Inc., Class A	11,996
		23,817
	HOME CONSTRUCTION - 0.7%
199	Taylor Morrison Home Corporation(a)	7,124

	HOTEL REIT - 0.9%
795	RLJ Lodging Trust	9,993

	HOUSEHOLD PRODUCTS - 1.4%
36	Clorox Company (The)	5,209
517	Coty, Inc., Class A(a)	5,149

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOUSEHOLD PRODUCTS - 1.4% (Continued)
860	Olaplex Holdings, Inc.(a)	$5,427
		15,785
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
88	Chart Industries, Inc.(a)	11,790

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
204	Nasdaq, Inc.	12,279

	INSURANCE - 4.7%
290	Employers Holdings, Inc.	12,722
350	Horace Mann Educators Corporation	12,464
302	Jackson Financial, Inc., Class A	13,300
97	Progressive Corporation (The)	13,226
		51,712
	INTERNET MEDIA & SERVICES - 1.8%
405	Eventbrite, Inc., Class A(a)	3,600
1,523	Nextdoor Holdings, Inc.(a)	3,747
5,679	Opendoor Technologies, Inc.(a)	12,437
		19,784
	LEISURE FACILITIES & SERVICES - 1.9%
64	Cracker Barrel Old Country Store, Inc.	7,141
569	Denny’s Corporation(a)	6,839
26	Vail Resorts, Inc.	6,821
		20,801
	LEISURE PRODUCTS - 0.6%
98	Johnson Outdoors, Inc., Class A	6,709

	MACHINERY - 2.1%
216	Federal Signal Corporation	11,502
36	Parker-Hannifin Corporation	11,736
		23,238
	MEDICAL EQUIPMENT & DEVICES - 1.0%
92	Lantheus Holdings, Inc.(a)	5,290

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.0% (Continued)
93	Silk Road Medical, Inc.(a)	$5,055
		10,345
	MORTGAGE FINANCE REIT - 1.2%
551	Blackstone Mortgage Trust, Inc., Class A	13,136

	OIL & GAS PRODUCERS - 2.1%
350	Occidental Petroleum Corporation	22,677

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
2,693	Oil States International, Inc.(a)	23,052

	PUBLISHING & BROADCASTING - 0.3%
96	New York Times Company (The), Class A	3,345

	RESIDENTIAL REIT - 0.9%
136	Equity LifeStyle Properties, Inc.	9,762

	RETAIL - CONSUMER STAPLES - 1.0%
72	PriceSmart, Inc.	5,350
140	Walgreens Boots Alliance, Inc.	5,160
		10,510
	RETAIL - DISCRETIONARY - 9.0%
237	Abercrombie & Fitch Company, Class A(a)	6,864
147	Bath & Body Works, Inc.	6,763
80	Best Buy Company, Inc.	7,098
1,276	Chico’s FAS, Inc.(a)	6,725
157	Children’s Place, Inc. (The)(a)	7,123
53	Dick’s Sporting Goods, Inc.	6,930
1,082	EVgo, Inc.(a)	7,455
169	Foot Locker, Inc.	7,353
148	Genesco, Inc.(a)	7,147
247	La-Z-Boy, Inc.	7,022
56	Ross Stores, Inc.	6,619
88	Signet Jewelers Ltd.	6,759

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 9.0% (Continued)
211	Sleep Number Corporation(a)	$7,254
56	Williams-Sonoma, Inc.	7,557
		98,669
	RETAIL REIT - 2.6%
140	Regency Centers Corporation	9,328
778	Seritage Growth Properties, Class A	9,453
287	STORE Capital Corporation	9,244
		28,025
	SELF-STORAGE REIT - 0.9%
240	National Storage Affiliates Trust	9,792

	SEMICONDUCTORS - 2.1%
153	Advanced Micro Devices, Inc.(a)	11,498
106	Axcelis Technologies, Inc.(a)	11,655
		23,153
	SOFTWARE - 3.6%
135	Bumble, Inc., Class A(a)	3,476
157	Ceridian HCM Holding, Inc.(a)	11,348
128	Oracle Corporation	11,323
1,570	SecureWorks Corporation, Class A(a)	12,591
		38,738
	STEEL - 1.5%
152	Commercial Metals Company	8,249
36	Reliance Steel & Aluminum Company	8,188
		16,437
	TECHNOLOGY HARDWARE - 3.2%
93	Arista Networks, Inc.(a)	11,720
153	Clearfield, Inc.(a)	10,933
429	PagerDuty, Inc.(a)	12,780
		35,433
	TECHNOLOGY SERVICES - 5.2%
42	Accenture PLC, Class A	11,720
48	Automatic Data Processing, Inc.	10,839
58	CDW Corporation	11,370

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 5.2% (Continued)
154	Fidelity National Information Services, Inc.	$11,556
63	WEX, Inc.(a)	11,653
		57,138
	TELECOMMUNICATIONS - 0.3%
621	Lumen Technologies, Inc.	3,260

	TRANSPORTATION & LOGISTICS - 4.2%
137	ArcBest Corporation	11,433
586	International Seaways, Inc.	22,760
63	United Parcel Service, Inc., Class B	11,669
		45,862
	TRANSPORTATION EQUIPMENT - 2.2%
45	Cummins, Inc.	11,229
400	Greenbrier Companies, Inc. (The)	12,368
		23,597

	TOTAL COMMON STOCKS (Cost $1,055,020)	1,090,103

	TOTAL INVESTMENTS - 99.8% (Cost $1,055,020)	$1,090,103
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,880
	NET ASSETS - 100.0%	$1,091,983

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Assets and Liabilities (Unaudited)
January 31, 2023

Assets
Investment securities:
At cost	$1,055,020
At value	$1,090,103
Cash	2,273
Receivable for securities sold	107,463
Dividends receivable	431
Total Assets	1,200,270
Liabilities
Payable for investments purchased	107,892
Accrued advisory fees	395
Total Liabilities	108,287
Net Assets	$1,091,983

Composition of Net Assets:
Paid in capital	$1,052,470
Accumulated Earnings	39,513
Net Assets	$1,091,983

Net Asset Value Per Share
Fund
Net Assets	$1,091,983
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	40,000
Net asset value (Net Assets / Shares Outstanding), offering price and redemption price per share	$27.30

*	The Hypatia Women CEO ETF commenced operations on 1/9/2023

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Operations
Period ended January 31, 2023 (Unaudited)

Investment Income
Dividend income	$538
Total Investment Income	538

Expenses
Investment advisory fees	395
Total Expenses	395
Net Investment Income	143

Net Realized and Unrealized Gain on Investments

Net realized gain on:
Investments	4,287
Net change in unrealized appreciation on:
Investments	35,083
Net Realized and Unrealized Gain on Investments	39,370
Net Increase in Net Assets Resulting from Operations	$39,513

*	The Hypatia Women CEO ETF commenced operations on 1/9/2023

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Changes in Net Assets

Period* Ended
January 31, 2023
(Unaudited)
Operations:
Net investment income	$143
Net realized gain from investment transactions	4,287
Net change in unrealized appreciation on investments	35,083
Net increase in net assets resulting from operations	39,513

Shares of Beneficial Interest
Proceeds from shares sold:	1,052,470
Net Increase in Net Assets Resulting from Beneficial Interest Transactions	1,052,470

Total Increase in Net Assets	1,091,983

Net Assets:
Beginning of period	—
End of period	$1,091,983

Share Activity:
Shares Sold	40,000
Net Increase in Total Shares Outstanding	40,000

*	The Hypatia Women CEO ETF commenced operations on 1/9/2023

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

Period Ended
January 31, 2023
(Unaudited)*
Selected Per Share Data:
Net asset value, beginning of period	$25.54

Investment operations:
Net investment income(a)	0.01
Net realized and unrealized gain on investments	1.75
Total from investment operations	1.76

Net asset value, end of period	$27.30

Market Price, end of period	$27.27

Total Return (b,c)	6.89%
Market Price Total Return (c)	6.77%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,092
Ratio of expenses to average net assets (d)	0.85%
Ratio of net investment income to average net assets (d)	0.31%
Portfolio turnover rate (c,e)	10%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

*	The Hypatia Women CEO ETF commenced operations on 1/9/2023

See accompanying notes to financial statements.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2023

1.	ORGANIZATION

The Hypatia Women CEO ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2023 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,090,103	$—	$—	$1,090,103
Total Investments	$1,090,103	$—	$—	$1,090,103

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 2 or Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits are expected to be taken in the Fund’s July 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed since inception.

Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex -dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, cash redemption risk, cybersecurity risk, ETF structure risk, equity securities risk, fluctuation of net asset value risk, gap risk, geographic risk, index risk, large-cap and mega-cap securities risk, liquidity risk, management risk, market events risk, market risk, micro-cap companies risk, new adviser risk, new fund risk, non-correlation risk, portfolio turnover risk, REITs risk, regulatory risk, sector risk, securities lending risk, small- and mid-cap securities risk, valuation risk, volatility risk, women CEO risk.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities, including by beginning to increase interest rates. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. Trading in shares on the NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small- and Mid- Cap Securities Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Large-Cap and Mega-Cap Securities Risk. The securities of large- and mega- capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large and mega market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Correlation Risk. The performance of the Fund and of the Hypatia Women CEO Index (the “Index”) may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Index, the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. Wilshire Advisors LLC (the “Index Calculation Agent”) relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the period ended January 31, 2023, amounted to $107,892 and $107,463, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the period ended January 31, 2023, amounted to $1,050,303 and $0, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hypatia Capital Management LLC serves as the Fund’s investment advisor (the “Advisor”). Subject to the supervision of the Board, the Advisor is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund. The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by a Fund, except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which a Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. For the period ended January 31, 2023, the Fund incurred advisory fees in the amount of $395.

The Advisor has engaged Vident Investment Advisory, LLC (the “Sub-Advisor”) to serve as the Fund’s sub-advisor. Under the supervision of the Advisor, the Sub-Advisor is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Advisor, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor. As compensation for the sub -advisory services the Sub-Advisor provides to the Fund, the Advisor will pay the Sub-Advisor 0.05% on the first $ 250 million in assets, 0.045% on the next $250 million in assets, and 0.04% on all assets exceeding $500 million, subject to an annual minimum of $29,000, pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

provides these services, the Fund may pay fees at an annual rate not to exceed 0.00% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at January 31, 2023, were as follows:

Cost for Federal Tax purposes	$1,055,020

Unrealized Appreciation	$43,532
Unrealized Depreciation	(8,449)
Tax Net Unrealized Appreciation	$35,083

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2023

the Fund are disclosed in the Statements of Changes in Net Assets. For the period ended January 31, 2023, the Fund received $1,000 in fixed fees. For the period ended January 31, 2023, the Fund received $0 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge
Fixed Fee for In-Kind and Cash Purchases	for Cash Purchases
$500	2.00%*

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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EXPENSE EXAMPLES (Unaudited)
January 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below) and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Hypatia Women CEO ETF and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended January 31, 2023.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
Actual	1/9/23	1/31/23	1/9/23 – 1/31/23+	1/9/23 – 1/31/23
	$1,000.00	$1,068.90	$ 0.53	0.85%

	Beginning	Ending	Expenses Paid	Annualized
Hypothetical	Account Value	Account Value	During Period*	Expense Ratio
(5% return before expenses)	8/1/22	1/31/23	8/1/22 – 1/31/23	8/1/22 – 1/31/23
	$1,000.00	$1,020.92	$ 4.33	0.85%

+	“Actual” expense information is for the period from January 9, 2023 (date of initial investment) to January 31, 2023. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.85% multiplied by 23/365 (to reflect the period from initial investment to January 31, 2023).

*	“Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2023

Approval of Advisory Agreements

Hypatia Capital Management LLC and Vident Investment Advisory, LLC for the Hypatia Women CEO ETF

At a meeting held on December 20–21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of (i) the proposed investment advisory agreement (the “Advisory Agreement”) between Hypatia Capital Management LLC (“Hypatia Capital” or the “Adviser”) and the Trust, on behalf of the Hypatia Women CEO ETF (the “Fund”) and (ii) the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of the Fund.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Hypatia Capital and Vident. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board noted that the information received and considered by the Board in connection with the Meeting was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub- Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Fund and their background and experience, including investment management and other senior personnel; a summary of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the estimated fees and expenses of the Fund as compared to those of peer groups of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which involved evaluating the regulatory compliance systems of the Adviser and findings by the CCO that the Adviser’s policies and procedures were reasonably designed to ensure compliance with federal securities laws. The Board noted no significant disruption or impact to services of the Adviser as a result of the COVID-19 pandemic.

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
January 31, 2023

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks.

The Board also considered that Hypatia Capital would be acting as the investment adviser to the Fund and would retain Vident to provide trading related investment advice and services for the Fund. The Board considered the oversight and supervisory role to be performed by Hypatia Capital with respect to Vident and Vident’s specific role. The Board concluded that the management of the Adviser had sufficient quality of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services to be provided by the Adviser with respect to the Fund were anticipated to be satisfactory and reliable.

The Board reviewed materials provided by Vident related to the Sub-Advisory Agreement with the Trust with respect to the Fund, including: the Sub-Advisory Agreement; a description of Vident’s trading process; an overview of the personnel that would perform services for the Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; and information regarding the Sub-Adviser’s compliance and regulatory history.

The Board noted no significant disruption or impact to services of the Sub-Adviser as a result of the COVID-19 pandemic. The Board concluded that the management of the Sub-Adviser had sufficient quality and depth of personnel, resources, investment and trading methodologies and compliance policies and procedures to perform their duties and that the nature, overall quality and extent of the services to be provided by the Sub-Adviser with respect to the Fund were anticipated to be satisfactory and reliable.

Performance. The Board noted that neither Hypatia Capital nor Vident currently manage a comparable ETF, mutual fund, or managed account with a performance track record for comparison. The Board reviewed relative performance information provided by the Adviser with respect to the Hypatia Women CEO Index (the “Index”), an index launched by Hypatia Capital, noting that the performance of the Index is not indicative of the expected performance of the Fund, because, among other things, the Fund may not always hold the same securities or may not hold such securities in the same proportions or weightings, as the Index and Index returns are gross of any fees, brokerage commissions, and other expenses of investing. The Board considered the presentation by Hypatia Capital and Vident and the experience of their personnel and determined that they provided sufficient basis to permit the Board in its business judgment to conclude that Hypatia Capital and Vident could reasonably be expected to obtain an acceptable level of investment returns for the Fund’s shareholders.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s proposed unitary fee compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category (Mid-Cap Blend). The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser and Sub-Adviser with respect to the Fund.

The Board noted that, with respect to the Fund, Hypatia Capital’s proposed unitary fee was equal to the median advisory fee and median net expenses of its Peer Group and greater than the median advisory fee and median net expenses of its Morningstar category. The Board took into account that the Adviser had agreed to a unitary fee whereby it would pay most of the Fund’s operating expenses (exclusive of brokerage fees and commissions, taxes, borrowing costs, fees and expenses of other investment companies in which the Fund may invest, and extraordinary expenses).

Hypatia Women CEO ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
January 31, 2023

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund will pay a unitary fee to the Adviser and that, in turn, the Adviser will pay a portion of its fee to the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by Hypatia Capital and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser, respectively. In considering the level of the Fund’s advisory and sub-advisory fee, the Board also noted that the Adviser and Sub-Adviser indicated that they do not manage any other accounts with a similar investment strategy.

Based on the factors above, the Board concluded that each of the unitary advisory fee and the sub-advisory fee with respect to the Fund was not unreasonable.

Profitability. The Board considered the potential profitability of each of Hypatia Capital and Vident and whether these potential profits were reasonable in light of the services to be provided to the Fund. The Board also considered and reviewed estimated profitability analyses prepared by each of Hypatia Capital and Vident, which were based on varying estimated asset levels for the Fund and considered the total estimated profits, if any, of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board noted that, because the Sub-Adviser’s advisory fee would be paid by the Adviser out of its unitary fee, the Sub-Adviser’s profitability is not a material consideration. The Board concluded that, especially in light of the estimated costs of launching and managing the Fund during its first year of operations, the estimated profitability, if any, of each of Hypatia Capital and Vident from its respective relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether either of Hypatia Capital or Vident would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund. The Board considered the profitability analyses included in the Meeting materials and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets grew. The Board concluded that at the projected asset levels for the initial term of the Agreements, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Hypatia Capital and Vident from its respective association with the Fund. The Board considered that, to the extent the Sub-Adviser used soft-dollar arrangements for the Fund, the Sub-Adviser will benefit from any soft-dollar benefits earned. The Board noted that neither of Hypatia Capital or Vident believed it would receive any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Hypatia Capital and Vident as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of each of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund for an initial two-year term was in the best interests of the Fund and its prospective shareholders.

In considering the approval of each of the Advisory Agreement and the Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-338-3166 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 888-338-3166.

INVESTMENT ADVISER
Hypatia Capital Management LLC
430 Park Avenue, 19th Floor
New York, NY 10022

SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

WCEO-SAR-23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Included in semi-annual report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable at this time.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 4/6/23

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/6/23